Income and Expenses - Summary of Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Staff costs	$ 1,019	$ 639	$ 600
Operation costs	462	425	545
Depreciation and amortization	345	387	647
Marketing expenses	177	65	111
Professional fees	$ 82	$ 56	$ 60